Annual Report December 31, 1999



                              O P P E N H E I M E R
                                  Money Fund/VA
                 A Series of Oppenheimer Variable Account Funds



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


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Oppenheimer Variable Account Funds--Oppenheimer Money Fund/VA
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================================================================================
Objective
Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks maximum current income in "money market" securities and other obligations that offer individual investors low capital risk and the maintenance of liquidity. These may include short-term government securities, certificates of deposit (CDs), bankers' acceptances and commercial paper.

================================================================================
Narrative by Carol E. Wolf, Co-portfolio Manager
During the fiscal year that ended December 31, 1999, Oppenheimer Money Fund/VA produced an annualized yield of 4.85% without compounding, and an annualized yield including the effects of compounding, of 4.97%. On December 31, 1999, the Fund's seven-day annualized yields, with and without compounding, were 5.64% and 5.49%, respectively.(1) These returns were substantially higher than the yields reported six months ago, primarily because of higher short-term interest rates during the reporting period.
         When 1999 began, the world's financial markets were just beginning to recover from the dislocations caused in 1998 by the spread of the global credit and currency crisis in emerging markets and the failure of a large, highly leveraged U.S. hedge fund. As a response to these problems, and to limit their adverse impact on the world's economies, many nations' central banks--including the Federal Reserve Board in the United States--had cut short-term interest rates in an attempt to stimulate economic growth.
         The central banks' strategies appear to have been successful, because evidence began to emerge soon after 1999 started that the worst of the economic malaise was over for Japan, Asia and Latin America, and that the U.S. economy continued to grow strongly. In this environment, investors grew concerned that unsustainable economic growth might rekindle long-dormant inflationary pressures, especially in the United States where unemployment reached historical lows and consumers appeared to be spending more than they were earning.
         In order to forestall a potential reacceleration of inflation, the Federal Reserve Board indicated in the second quarter that it was considering an increase in short-term interest rates. This potential rate hike was quickly reflected in the fixed income markets in the form of higher yields for both money market securities and longer term bonds. Indeed, the Federal Reserve Board subsequently raised interest rates three times during the summer and fall of 1999, effectively offsetting all of the previous year's rate cuts.
         During the second half of the reporting period, the money markets were also affected by Y2K-related concerns. Although the investment community's consensus opinion appeared to be that the U.S. financial system was prepared for the advent of the year 2000, many issuers decided to play it safe by issuing relatively longer term money market securities over the summer and early fall of 1999. These securities generally featured maturity dates in January and February of 2000, reducing the need for issuers to return to the marketplace close to year-end 1999. However, because so many issuers came to market at the same time, they were compelled to increase their securities' yields in order to attract investor interest. Money market fund shareholders generally benefited from these higher yields.
         Under these market conditions, we focused primarily on enhancing the Fund's yield in a way that was consistent with liquidity and capital preservation. We generally found the most attractive yields in high-quality, asset-backed commercial paper, which comprised 22.3% of the portfolio as of December 31.(2) The asset-backed commercial paper market has grown tremendously over the past several years, but we have invested only in highly liquid securities from seasoned issuers who have passed our rigorous credit analysis. We also found attractive income opportunities in commercial paper issued by financial companies, such as high-quality insurers and banks. On the other hand, we found few opportunities in U.S. Treasury bills, which were in relatively short supply because of the federal budget surplus.
         Thank you for your continued confidence and participation in Oppenheimer Money Fund/VA. We look forward to helping you achieve your financial goals in 2000 and beyond.


An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
1. Compounded yields assume reinvestment of dividends, and do not include the charges associated with the separate account products that offer this Fund. Past performance is not indicative of future results.
2. Based on total market value of net assets.


2                        Oppenheimer Money Fund/VA
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Statement of Investments  December 31, 1999
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
                                                                                                 Principal           Value
                                                                                                 Amount              Note 1
================================================================================================================================
Direct Bank Obligations--5.4%
--------------------------------------------------------------------------------------------------------------------------------
Bank of America NA:
6.12%, 1/6/00                                                                                    $2,000,000          $ 2,000,000
--------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG:
6.09%, 1/5/00                                                                                     4,000,000            4,000,004
--------------------------------------------------------------------------------------------------------------------------------
U.S. Bank NA Minneapolis:
5.96%, 3/22/00(1)                                                                                 5,000,000            5,000,000
                                                                                                                     -----------
Total Direct Bank Obligations                                                                                         11,000,004
================================================================================================================================
Letters of Credit--2.5%
--------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, guaranteeing commercial paper of Louis Dreyfus Corp., Series DR2:
6.85%, 1/18/00                                                                                    5,000,000            4,983,826
================================================================================================================================
Short-Term Notes--91.3%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.5%
British Aerospace North America, Inc.:
6.14%, 3/10/00(1)                                                                                 5,000,000            4,941,158
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed--22.3%
Asset Backed Capital Finance, Inc.:
6.05%, 1/18/00(1)                                                                                 5,000,000            4,985,715
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Asset-Securitization Cooperative:
5.82%, 2/24/00(1)                                                                                 4,000,000            3,965,080
--------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.:
5.73%, 2/10/00(1)                                                                                 5,000,000            4,968,167
--------------------------------------------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
5.91%, 3/16/00(1)                                                                                 4,418,000            4,363,603
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Cooperative Assn. of Tractor Dealers, Inc., Series A:
5.85%, 3/17/00                                                                                    2,500,000            2,469,125
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Cooperative Assn. of Tractor Dealers, Inc., Series B:
6.17%, 3/15/00                                                                                    2,100,000            2,073,366
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Eureka Securitization, Inc.:
5.98%, 1/28/00(1)                                                                                 3,700,000            3,683,295
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Lexington Parker Capital Co. LLC:
5.92%, 3/17/00(1)                                                                                 5,000,000            4,936,139
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Moat Funding LLC:
6.35%, 1/14/00(1)                                                                                 3,500,000            3,491,974
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Preferred Receivables Funding Corp.:
5.88%, 2/29/00(1)                                                                                 5,000,000            4,951,817
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Sigma Finance, Inc.:
6.07%, 1/21/00(1)                                                                                 5,000,000            4,983,139
                                                                                                                     -----------
                                                                                                                      44,871,420
--------------------------------------------------------------------------------------------------------------------------------
Automotive--3.7%
BMW US Capital Corp.:
6.01%, 3/21/00                                                                                    7,500,000            7,399,833


                        Oppenheimer Money Fund/VA                       3
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Statement of Investments  (Continued)
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                                                                                                 Principal           Value
                                                                                                 Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Banks--2.5%
First Chicago Financial Corp.:
5.79%, 1/20/00(1)                                                                                $5,000,000          $ 4,984,721
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.2%
Coca-Cola Enterprises, Inc.:
5.47%, 1/28/00(1)                                                                                 2,500,000            2,489,744
--------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--15.4%
Banc of America Securities LLC:
5.95%, 1/3/00(2)                                                                                  5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.83%, 1/11/00                                                                                    3,500,000            3,494,332
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP:
5.60%, 1/27/00                                                                                    3,000,000            2,987,867
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.85%, 2/7/00                                                                                     3,000,000            2,981,963
6%, 1/31/00                                                                                       2,600,000            2,586,827
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.:
4.50%, 6/8/00(2)                                                                                  3,500,000            3,500,000
5.79%, 2/28/00                                                                                    4,400,000            4,358,955
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Salomon Smith Barney Holdings, Inc.:
5.44%, 1/26/00                                                                                    6,000,000            5,975,875
                                                                                                                     -----------
                                                                                                                      30,885,819
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Building Materials--2.4%
Compagnie de Saint-Gobain:
5.80%, 3/27/00(1)                                                                                 5,000,000            4,930,722
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Commercial Finance--5.9%
Caterpillar Financial Services Corp.:
6.10%, 4/3/00                                                                                     6,000,000            5,905,450
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Heller Financial, Inc., Series H:
6.33%, 6/1/00(2)                                                                                  1,000,000            1,000,341
--------------------------------------------------------------------------------------------------------------------------------
Homeside Lending, Inc.:
5.86%, 2/3/00                                                                                     5,000,000            4,973,142
                                                                                                                     -----------
                                                                                                                      11,878,933
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Consumer Services--3.7%
Prudential Funding Corp.:
5.79%, 1/26/00                                                                                    4,500,000            4,481,906
6.07%, 1/10/00                                                                                    3,000,000            2,995,448
                                                                                                                     -----------
                                                                                                                       7,477,354
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Diversified Financial--6.9%
Associates Corp. of North America:
4%, 1/3/00                                                                                        6,000,000            5,998,667
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.99%, 1/26/00                                                                                    8,000,000            7,966,722
                                                                                                                     -----------
                                                                                                                      13,965,389


4                       Oppenheimer Money Fund/VA
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Statement of Investments  (Continued)
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                                                                                                 Principal          Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Insurance--12.2%
AIG Life Insurance Co.:
6.476%, 5/31/00(2)(3)                                                                            $3,000,000         $  3,000,000
--------------------------------------------------------------------------------------------------------------------------------
Marsh U.S.A., Inc.:
5.60%, 1/26/00(1)                                                                                 6,000,000            5,976,667
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
5.839%, 1/3/00(2)                                                                                 3,500,000            3,500,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Mutual Life Insurance Co.:
5.53%, 2/14/00(2)(3)                                                                              5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co.:
5.658%, 6/1/00(2)                                                                                 5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.:
5.608%, 9/16/00(2)(3)                                                                             2,000,000            2,000,000
                                                                                                                    ------------
                                                                                                                      24,476,667
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.2%
Eaton Corp.:
5.95%, 1/31/00(1)                                                                                 4,400,000            4,378,183
--------------------------------------------------------------------------------------------------------------------------------
Nondurable Household Goods--4.5%
Newell Co.:
5%, 1/7/00(1)                                                                                     9,000,000            8,992,500
--------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--3.9%
KZH-KMS Corp.:
5.83%, 3/29/00(1)                                                                                 5,000,000            4,928,744
5.86%, 4/6/00(1)                                                                                  3,000,000            2,953,120
                                                                                                                    ------------
                                                                                                                       7,881,864
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Technology--2.0%
GTE Corp.:
6.155%, 6/12/00(2)                                                                                4,000,000            3,998,853
                                                                                                                    ------------
Total Short-Term Notes                                                                                               183,553,160
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                            99.2%         199,536,990
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.8            1,528,667
                                                                                                 ----------         ------------
Net Assets                                                                                            100.0%        $201,065,657
                                                                                                 ==========         ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $89,904,488, or 44.71% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable rate security.
3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $10,000,000, or 4.97% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.

                        Oppenheimer Money Fund/VA                             5
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Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------


================================================================================================
Assets
Investments, at value--see accompanying statement                                   $199,536,990
------------------------------------------------------------------------------------------------
Cash                                                                                   1,523,358
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     1,013,551
Interest                                                                                 278,529
Other                                                                                      3,889
                                                                                    ------------
Total assets                                                                         202,356,317
================================================================================================
Liabilities
Payables and other liabilities:
Dividends                                                                                430,915
Shares of beneficial interest redeemed                                                   826,738
Trustees' compensation                                                                       235
Transfer and shareholder servicing agent fees                                                187
Other                                                                                     32,585
                                                                                    ------------
Total liabilities                                                                      1,290,660
================================================================================================
Net Assets                                                                          $201,065,657
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $201,082,465
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                 (16,808)
                                                                                    ------------
Net assets--applicable to 201,082,486 shares of beneficial interest outstanding     $201,065,657
                                                                                    ============
================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                             $1.00

See accompanying Notes to Financial Statements.



6                       Oppenheimer Money Fund/VA

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Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


=====================================================================
Investment Income
Interest                                                   $8,907,818
=====================================================================
Expenses
Management fees                                               749,665
---------------------------------------------------------------------
Custodian fees and expenses                                     9,011
---------------------------------------------------------------------
Trustees' compensation                                          2,226
---------------------------------------------------------------------
Transfer and shareholder servicing agent fees                   2,110
---------------------------------------------------------------------
Other                                                          32,014
                                                           ----------
Total expenses                                                795,026
Less expenses paid indirectly                                  (4,083)
                                                           ----------
Net expenses                                                  790,943
=====================================================================
Net Investment Income                                       8,116,875
=====================================================================
Net Realized Gain on Investments                                1,540
=====================================================================
Net Increase in Net Assets Resulting from Operations       $8,118,415
                                                           ==========

See accompanying Notes to Financial Statements.


                        Oppenheimer Money Fund/VA                            7

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Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                Year Ended December 31,
                                                                                1999                 1998
==============================================================================================================
Operations
Net investment income                                                           $  8,116,875      $  7,050,032
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      1,540             9,101
                                                                                ------------      ------------
Net increase in net assets resulting from operations                               8,118,415         7,059,133
==============================================================================================================
Dividends and/or Distributions to Shareholders                                    (8,128,189)       (7,050,032)
==============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions        49,276,631        25,007,317
==============================================================================================================
Net Assets
Total increase                                                                    49,266,857        25,016,418
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              151,798,800       126,782,382
                                                                                ------------      ------------
End of period (including undistributed net investment income
of $11,314 for the year ended December 31, 1998)                                $201,065,657      $151,798,800
                                                                                ============      ============

See accompanying Notes to Financial Statements.


8                       Oppenheimer Money Fund/VA

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Financial Highlights
--------------------------------------------------------------------------------


                                                     Year Ended December 31,
                                                     1999         1998          1997          1996           1995
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $1.00        $1.00         $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                   .05          .05           .05           .05           .06
Dividends and/or distributions to shareholders           (.05)        (.05)         (.05)         (.05)         (.06)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00        $1.00         $1.00         $1.00         $1.00
                                                        =====        =====         =====         =====         =====
====================================================================================================================
Total Return(1)                                          4.96%        5.25%         5.31%         5.13%         5.62%
====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $201,066     $151,799      $126,782      $129,719       $65,386
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $166,727     $137,633      $133,707      $ 99,263       $75,136
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    4.87%        5.12%         5.19%         5.01%         5.52%
Expenses                                                 0.48%        0.50%(3)      0.48%(3)      0.49%(3)      0.51%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                        Oppenheimer Money Fund/VA                       9

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Notes to Financial Statements
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================================================================================
1. Significant Accounting Policies
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer
Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek the maximum current income from investment in money market securities consistent with low capital risk and the maintenance of liquidity. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


10                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                  Year Ended December 31, 1999        Year Ended December 31, 1998
                                                  -------------------------------     ------------------------------
                                                  Shares            Amount            Shares           Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                               381,258,296      $ 381,258,296      318,160,993     $ 318,160,993
Dividends and/or distributions reinvested            7,983,593          7,983,593        7,008,382         7,008,382
Redeemed                                          (339,965,258)      (339,965,258)    (300,162,058)     (300,162,058)
                                                  ------------      -------------     ------------     -------------
Net increase                                        49,276,631      $  49,276,631       25,007,317     $  25,007,317
                                                  ============      =============     ============     =============

================================================================================
3. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the year ended December 31, 1999, was 0.45% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.




                        Oppenheimer Money Fund/VA                       11

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Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Money Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppeneheimer Money Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1995, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Denver, Colorado
January 24, 2000



12                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                        Oppenheimer Money Fund/VA                       13

--------------------------------------------------------------------------------
Oppenheimer Money Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


================================================================================
Officers and Trustees              James C. Swain, Trustee and
                                        Chairman of the Board
                                   Bridget A. Macaskill, President
                                   William H. Armstrong, Trustee
                                   Robert G. Avis, Trustee
                                   William A. Baker, Trustee
                                   Edward L. Cameron, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   Raymond J. Kalinowski, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   Ned M. Steel, Trustee
                                   Carol E. Wolf, Vice President
                                   Arthur J. Zimmer, Vice President
                                   Andrew J. Donohue, Vice President and
                                        Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert G. Zack, Assistant Secretary
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor                 OppenheimerFunds, Inc.

================================================================================
Transfer Agent                     OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities  The Bank of New York

================================================================================
Independent Auditors               Deloitte & Touche LLP

================================================================================
Legal Counsel                      Myer, Swanson, Adams & Wolf, P.C.


                                   This is a copy of a report to shareholders of Oppenheimer Money Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Money Fund/VA. For material information concerning the Fund, see the Prospectus.

                                   Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


14                          Oppenheimer Money Fund/VA